AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.0%
Common Stocks — 94.9%
Argentina — 0.9%
MercadoLibre, Inc.*	32,226	$ 17,763,938
Australia — 2.6%
Aristocrat Leisure Ltd.	360,772	7,478,082
Cochlear Ltd.	93,247	13,112,354
CSL Ltd.	85,630	13,540,185
Insurance Australia Group Ltd.	921,325	4,901,767
Macquarie Group Ltd.	162,516	14,385,073
		53,417,461
Austria — 0.4%
BAWAG Group AG, 144A*	226,999	8,971,409
Belgium — 0.4%
KBC Group NV	138,575	9,006,884
Canada — 4.5%
Alimentation Couche-Tard, Inc. (Class B Stock)	278,500	8,534,626
Brookfield Asset Management, Inc. (Class A Stock)(a)	316,421	16,798,791
Canadian National Railway Co.	199,461	17,909,862
Dollarama, Inc.	240,695	8,616,948
Shopify, Inc. (Class A Stock)*	50,283	15,671,200
Suncor Energy, Inc.	262,153	8,269,143
Toronto-Dominion Bank (The)	268,189	15,637,695
		91,438,265
China — 8.1%
Alibaba Group Holding Ltd., ADR*(a)	327,183	54,714,813
Budweiser Brewing Co. APAC Ltd., 144A*	482,100	1,734,593
China Merchants Bank Co. Ltd. (Class H Stock)	2,951,500	14,078,907
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	1,038,838	11,768,611
Kweichow Moutai Co. Ltd. (Class A Stock)	158,619	25,533,336
NetEase, Inc., ADR	40,844	10,871,856
Tencent Holdings Ltd.	737,409	31,059,955
Wuxi Biologics Cayman, Inc., 144A*	1,616,283	16,567,850
		166,329,921
Denmark — 2.5%
Coloplast A/S (Class B Stock)	110,179	13,259,508
DSV A/S	58,194	5,535,496
Novo Nordisk A/S (Class B Stock)	386,246	19,877,684
Orsted A/S, 144A	137,051	12,750,728
		51,423,416
Finland — 0.2%
Neste OYJ	96,214	3,186,803
France — 13.2%
Air Liquide SA	41,652	5,933,850
Airbus SE	276,201	35,858,877
Arkema SA	44,694	4,167,622
Capgemini SE	108,671	12,795,830
Dassault Systemes SE	166,026	23,694,970
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Kering SA	20,581	$ 10,485,534
L’Oreal SA	128,110	35,853,186
LVMH Moet Hennessy Louis Vuitton SE	103,074	41,020,621
Pernod Ricard SA	163,055	29,052,351
Remy Cointreau SA(a)	68,704	9,126,984
Safran SA	280,646	44,190,172
Schneider Electric SE	66,076	5,793,295
TOTAL SA	233,526	12,177,140
		270,150,432
Germany — 6.4%
adidas AG	56,083	17,456,662
Brenntag AG	164,795	7,976,350
Continental AG	43,336	5,548,587
CTS Eventim AG & Co. KGaA	183,416	10,342,039
Deutsche Boerse AG	45,535	7,116,545
Gerresheimer AG	156,743	11,247,553
Infineon Technologies AG	1,075,428	19,405,706
Rational AG	11,550	8,300,853
SAP SE	200,516	23,591,608
SAP SE, ADR(a)	110,659	13,043,376
Scout24 AG, 144A	118,848	6,779,686
		130,808,965
Hong Kong — 3.1%
AIA Group Ltd.	4,377,893	41,404,023
Techtronic Industries Co. Ltd.	3,261,860	22,737,575
		64,141,598
India — 1.2%
HDFC Bank Ltd., ADR	237,136	13,528,609
Housing Development Finance Corp. Ltd.	364,227	10,174,895
		23,703,504
Ireland — 2.3%
AerCap Holdings NV*	227,894	12,477,196
CRH PLC	318,465	10,911,340
Kerry Group PLC (Class A Stock)	104,954	12,278,589
Kingspan Group PLC	235,442	11,497,402
		47,164,527
Israel — 1.1%
Check Point Software Technologies Ltd.*(a)	209,371	22,926,125
Italy — 2.3%
Brunello Cucinelli SpA	467,026	14,574,030
Ferrari NV	184,247	28,484,158
Nexi SpA, 144A*	455,025	4,647,066
		47,705,254
Japan — 8.6%
Asahi Intecc Co. Ltd.	141,200	3,726,728
Bridgestone Corp.	220,300	8,557,238
Daikin Industries Ltd.	157,191	20,793,703
Hoya Corp.	245,100	20,089,599
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AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kao Corp.	110,400	$ 8,196,930
Keyence Corp.	40,536	25,264,581
Kose Corp.	64,000	10,874,171
Nitori Holdings Co. Ltd.	66,500	9,761,308
Persol Holdings Co. Ltd.	352,000	6,701,354
Sanwa Holdings Corp.	848,200	9,534,798
Shionogi & Co. Ltd.	177,600	9,903,539
Shiseido Co. Ltd.	172,300	13,830,035
SMC Corp.	31,500	13,573,676
Terumo Corp.	187,600	6,072,811
Toyota Motor Corp.	142,800	9,585,183
		176,465,654
Luxembourg — 0.2%
Tenaris SA	416,109	4,423,096
Macau — 0.4%
Galaxy Entertainment Group Ltd.	1,380,000	8,603,447
Netherlands — 5.7%
Adyen NV, 144A*	46,651	30,718,557
ASML Holding NV	148,158	36,821,109
Heineken NV	130,835	14,137,944
Koninklijke Philips NV	349,599	16,215,079
NXP Semiconductors NV	62,994	6,873,905
Royal Dutch Shell PLC (Class A Stock)	389,300	11,463,231
		116,229,825
Portugal — 0.3%
Galp Energia SGPS SA	349,360	5,264,609
Singapore — 0.5%
DBS Group Holdings Ltd.	555,100	10,044,807
Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	285,344	11,407,178
Amadeus IT Group SA	176,438	12,642,171
		24,049,349
Sweden — 1.6%
Assa Abloy AB (Class B Stock)	248,093	5,521,087
Atlas Copco AB (Class A Stock)	413,793	12,727,797
EQT AB*	175,000	1,554,975
Hexagon AB (Class B Stock)	195,308	9,406,982
Swedbank AB (Class A Stock)	238,221	3,430,924
		32,641,765
Switzerland — 10.5%
Alcon, Inc.*	151,218	8,818,348
Cie Financiere Richemont SA	65,011	4,771,735
Givaudan SA	8,551	23,881,179
Julius Baer Group Ltd.*	197,570	8,741,148
Lonza Group AG*	68,741	23,236,458
Novartis AG	336,670	29,161,287
Partners Group Holding AG	25,231	19,328,080
Roche Holding AG	48,760	14,200,623
SGS SA	3,335	8,276,303
SIG Combibloc Group AG*	578,766	7,736,175
Sika AG	62,132	9,090,990
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Sonova Holding AG	59,308	$ 13,778,251
Straumann Holding AG	27,356	22,390,118
Temenos AG*	77,526	12,980,442
UBS Group AG*	670,450	7,611,921
		214,003,058
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,223,000	19,570,573
Thailand — 0.5%
Sea Ltd., ADR*(a)	317,793	9,835,693
United Kingdom — 11.4%
Abcam PLC	175,860	2,484,091
Ashtead Group PLC	243,160	6,772,699
AstraZeneca PLC	145,522	12,981,809
Bunzl PLC	535,375	13,969,357
Compass Group PLC	929,242	23,915,721
DCC PLC	97,328	8,481,188
Diageo PLC	300,089	12,264,897
Electrocomponents PLC	705,176	5,569,084
Experian PLC	1,132,924	36,174,073
Fevertree Drinks PLC	264,993	7,890,441
London Stock Exchange Group PLC	236,736	21,279,054
Prudential PLC	569,168	10,302,299
Reckitt Benckiser Group PLC	133,560	10,411,078
RELX PLC	1,070,583	25,396,901
Rentokil Initial PLC	1,255,638	7,221,021
Segro PLC, REIT	1,120,834	11,180,461
Spectris PLC	168,645	5,052,881
St. James’s Place PLC	1,053,790	12,671,837
		234,018,892
United States — 3.8%
Aon PLC	58,993	11,419,275
Core Laboratories NV(a)	25,474	1,187,598
Ferguson PLC	147,986	10,795,316
Lululemon Athletica, Inc.*	160,011	30,806,918
Samsonite International SA, 144A	4,826,936	10,268,327
Sensata Technologies Holding PLC*	243,058	12,167,483
		76,644,917

Total Common Stocks (cost $1,617,856,514)		1,939,934,187
Preferred Stock — 1.1%
Germany
Sartorius AG (PRFC)	123,985	22,632,861
(cost $11,293,986)

Total Long-Term Investments (cost $1,629,150,500)		1,962,567,048
Short-Term Investments — 5.4%
Affiliated Mutual Funds — 4.2%
PGIM Core Ultra Short Bond Fund(w)	29,828,302	29,828,302

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $57,737,395; includes $57,560,515 of cash collateral for securities on loan)(b)(w)	57,727,547	$ 57,733,320

Total Affiliated Mutual Funds (cost $87,565,697)		87,561,622
Unaffiliated Mutual Fund — 1.2%
BlackRock Liquidity FedFund	24,200,789	24,200,789
(cost $24,200,789)

Total Short-Term Investments (cost $111,766,486)		111,762,411

TOTAL INVESTMENTS—101.4% (cost $1,740,916,986)		2,074,329,459

Liabilities in excess of other assets — (1.4)%		(29,323,187)

Net Assets — 100.0%		$ 2,045,006,272

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,515,626; cash collateral of $57,560,515 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3